Contingent Assets and Liabilities, Provisions and Legal Obligations (Tables)	12 Months Ended
Dec. 31, 2019
Statement [Line Items]
Disclosure of Provision
Below are the changes in civil, labor and other risks provisions:

	01/01 to 12/31/2019

	Civil	Labor	Other risks	Total
Opening balance	4,426	6,821	573	11,820
(-) Provisions guaranteed by indemnity clause (Note 2.4.n)	(226)	(957)	0	(1,183)
Subtotal	4,200	5,864	573	10,637
Adjustment / Interest (Note 23)	122	1,024	0	1,146
Changes in the period reflected in income (Note 23)	726	3,160	403	4,289

Increase (*)	1,177	3,325	435	4,937
Reversal	(451)	(165)	(32)	(648)
Payment	(1,631)	(2,449)	0	(4,080)
Subtotal	3,417	7,599	976	11,992
(+) Provisions guaranteed by indemnity clause (Note 2.4.n)	216	980	0	1,196
Closing balance	3,633	8,579	976	13,188

Current	1,662	2,451	976	5,089
Non-current	1,971	6,128	0	8,099

(*)	Includes the effects of the Voluntary Severance Program.

	01/01 to 12/31/2018
	Civil	Labor	Other risks	Total
Opening balance	5,300	7,283	150	12,733
(-) Provisions guaranteed by indemnity clause (Note 2.4.n)	(243)	(998)	—	(1,241)
Subtotal	5,057	6,285	150	11,492
Adjustment / Interest (Note 23)	145	508	—	653
Changes in the period reflected in income (Note 23)	319	1,982	423	2,724

Increase	774	2,152	425	3,351
Reversal	(455)	(170)	(2)	(627)
Payment	(1,321)	(2,911)	—	(4,232)
Subtotal	4,200	5,864	573	10,637
(+) Provisions guaranteed by indemnity clause (Note 2.4.n)	226	957	—	1,183
Closing balance	4,426	6,821	573	11,820

Current	1,350	2,911	573	4,834
Non-current	3,076	3,910	—	6,986

Summary of Assets Pledged as Collateral for Lawsuits Involving Contingent Liabilities are Restricted or Deposited

	12/31/2019				12/31/2018
	Civil	Labor	Tax	Total	Total
Deposits in guarantee (Note 18a)	1,532	2,378	10,610	14,520	13,534
Quotas	647	418	83	1,148	2,169
Surety	60	63	3,100	3,223	1,880
Insurance bond	1,678	914	12,275	14,867	12,103
Guarantee by government securities	17	0	79	96	539

Total	3,934	3,773	26,147	33,854	30,225

Civil labor and other provisions [member]
Statement [Line Items]
Disclosure of Provision
The table below shows the changes in the provisions:

	01/01 to 12/31/2019	01/01 to 12/31/2018
Opening balance	6,793	7,003
(-) Provisions guaranteed by indemnity clause (Note 2.4 n)	(68)	(66)
Subtotal	6,725	6,937
Adjustment / Interest (*)	779	384
Changes in the period reflected in income	843	(259)

Increase (*)	1,135	392
Reversal (*)	(292)	(651)
Payment	(151)	(337)
Subtotal	8,196	6,725
(+) Provisions guaranteed by indemnity clause (Note 2.4 n)	70	68
Closing balance	8,266	6,793

Current	83	107
Non-current	8,183	6,686

(*)	The amounts are included in the headings Tax Expenses, General and Administrative Expenses and Current Income Tax and Social Contribution.